Other Accrued Liabilities Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

	December 31,
	2017	2016
	(Millions)
Deferred income	$361	$338
Refundable deposits	—	160
Other, including other loss contingencies	229	306
	$590	$804